Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Shareholder Remuneration System And Earnings Per Share [Abstract]
Schedule of distribution of the Bank's net profit
The distribution of the Bank's current annual results that the board of directors will propose for approval by the shareholders at the annual general meeting is as follows:

EUR million
To dividends	2,769
Dividend paid at 31 DecemberA	1,298
Complementary dividendB	1,471
To voluntary reservesC	6,470
Net profit for the year	9,239
A.Total amount paid as interim dividend, at the rate of EUR 8.10 fixed cents per eligible share (recorded in 'Shareholders' equity - Interim dividends').
B.Fixed complementary dividend of EUR 9.50 gross cents per eligible share, payable in cash as from 2 May 2024. The total amount has been estimated on the assumption that, as a result of the partial implementation of the buyback program announced on February 19, 2024, the number of the Bank's outstanding shares eligible for the dividend will be 15,483,617,874. Therefore, the total amount of the complementary dividend may be higher if fewer shares are acquired in the buyback program than expected, or lower in the opposite case.
C.Estimated amount corresponding to a complementary dividend of EUR 1,470,943,698. To be increased or reduced by the same amount by which the total amount of the complementary dividend is respectively lower or higher than the estimate of that complementary dividend.

Schedule of provisional accounting statement for interim dividend

EUR million
31 August 2023
Profit before taxes	5,109
Tax expense	267
Dividends paid in cash	—
Distributable maximum amount	4,842
Available liquidity	107,067

Schedule of basic and diluted earnings per share
Accordingly:

	2023	2022	2021
Profit (Loss) attributable to the Parent (EUR million)	11,076	9,605	8,124
Remuneration of PPCC and PPCA (EUR million) (note 23)	(492)	(529)	(566)
	10,584	9,076	7,558
Of which:
Profit (Loss) from discontinued operations (non controlling interest net) (EUR million)	—	—	—
Profit (Loss) from continuing operations (non-controlling interest and PPCC and PPCA net) (EUR million)	10,584	9,076	7,558
Weighted average number of shares outstanding	16,172,084,714	16,848,344,667	17,272,055,430
Adjusted number of shares	16,172,084,714	16,848,344,667	17,272,055,430
Basic earnings (Loss) per share (euros)	0.654	0.539	0.438
Of which, from discounted operations (euros)	—	—	—
Basic earnings (Loss) per share from continuing operations (euros)	0.654	0.539	0.438
Accordingly, diluted earnings/loss per share were determined as follows:

	2023	2022	2021
Profit (Loss) attributable to the Parent (EUR million)	11,076	9,605	8,124
Remuneration of PPCC and PPCA (EUR million) (Note 23)	(492)	(529)	(566)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	—	—	—
	10,584	9,076	7,558
Of which:
Profit (Loss) from discontinued operations (net of non-controlling interests) (EUR million)	—	—	—
Profit (Loss) from continuing operations (net of non-controlling interests and PPCC and PPCA) (EUR million)	10,584	9,076	7,558
Weighted average number of shares outstanding	16,172,084,714	16,848,344,667	17,272,055,430
Dilutive effect of options/rights on shares	75,180,407	55,316,206	48,972,459
Adjusted number of shares	16,247,265,121	16,903,660,873	17,321,027,889
Diluted earnings (Loss) per share (euros)	0.651	0.537	0.436
Of which, from discounted operations (euros)	—	—	—
Diluted earnings (Loss) per share from continuing operations (euros)	0.651	0.537	0.436